Condensed Financial Information of the Parent Company (Details)	Apr. 30, 2026	Oct. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets	25.00%	25.00%
Subsidiaries [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets	25.00%	25.00%